Income Taxes (Tables)	12 Months Ended
Jan. 31, 2023
Income Taxes [Abstract]
schedule of provision for income taxes
Years Ended
January 31,
	2023	2022
Current
Federal	$-	$-
Foreign	-	-

Deferred
Federal	-	-
Foreign	-	-

Schedule of reconciliation of taxes on income computed at the federal statutory rate to amounts
	Years Ended
	January 31,
	2023	2022
Book income (loss from operations)	$(941,530)	$(1,296,987)
Common stock issued for services	168,768	286,594
Impairment expense	68,738	457,976
Unused operating losses	704,024	552,417
Income tax expense	$-	$-

Schedule of tax basis of assets and liabilities
	January 31,
	2023	2022

Net operating loss carryforward (expire through 2039)	$(2,316,748)	$(1,612,724)
Stock issued for services	(1,299,882)	(1,131,114)
Intangible impairment expense	(1,051,714)	(982,976)
Valuation allowance	4,668,344	3,726,814
Net deferred taxes	$-	$-